Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Summary of Company's significant contractual lease obligations

The following table summarizes the Company’s significant contractual lease obligations at December 31, 2019:

	Less than
	Total	1 year	1‑3 years
	(in thousands)
Facility leases	$546	$173	$373
Car leases	11	—	—
Total	$558	$184	$373